November 7, 2022

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Growth Fund of America

File Nos. 002-14728 and 811-00862

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on October 31, 2022 of Registrant's Post-Effective Amendment No. 117 under the Securities Act of 1933 and Amendment No. 76 under the Investment Company Act of 1940.

Sincerely,

/s/ Julie E. Lawton

Julie E. Lawton

Secretary